Impairment Testing (Tables)	12 Months Ended
Dec. 31, 2024
Impairment Testing [Abstract]
Schedule of intangible assets with an indefinite useful life
As of December 31
2024	2023
$ millions	$ millions

Goodwill
Phosphate Solutions	90	114
Industrial Products	89	91
Growing Solutions	318	289
Potash	18	20
Other	28	16
	543	530

Trademarks	32	32

	575	562